T. ROWE PRICE Summit Municipal Intermediate Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.0%
ALABAMA 0.7%
Black Belt Energy Gas Dist., Series C-1, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  12,975 14,264
Columbia Ind. Dev. Board, Alabama Power, Series A, VRDN,
0.10%, 12/1/37  1,000 1,000
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%,
12/1/51 (Tender 12/1/31)  20,065 22,955
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (1) 4,343 4,517
Walker County Economic & IDA, VRDN, 0.10%, 12/1/36 (2) 2,000 2,000
Wilsonville Ind. Dev. Board, VRDN, 0.10%, 12/1/30 (2) 3,000 3,000
Wilsonville Ind. Dev. Board, Series D, VRDN, 0.09%, 1/1/24  2,300 2,300
50,036
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 9,902
Valdez, Exxon Pipeline Project, Series C, VRDN, 0.07%, 12/1/33  4,790 4,790
14,692
ARIZONA 1.9%
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23  1,430 1,487
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/33  2,000 2,549
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,949
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 2,098
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 2,413
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  10,465 12,163
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%,
1/1/48 (Tender 10/18/24)  12,145 13,334
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%,
11/15/24  1,270 1,281
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  2,110 2,132
Phoenix Civic Improvement, 4.00%, 7/1/44  5,650 6,301
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 748
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 5,565
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 4,397
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40  2,250 2,639
Phoenix Civic Improvement, Series A, 4.00%, 7/1/42  4,025 4,703
Phoenix Civic Improvement, Series A, 5.00%, 7/1/23 (2) 1,000 1,059
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2) 1,300 1,412
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2) 2,195 2,446
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,772
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,931
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,512

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,619
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,999
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/23  100 105
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 326
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 334
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 286
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 350
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 533
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 412
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 410
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  400 466
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  400 464
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  300 348
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 11,679
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 15,165
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/31  3,000 3,591
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/32  6,695 8,329
127,307
CALIFORNIA 10.3%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/31  1,000 1,059
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/33  2,000 2,119
Bay Area Toll Auth., San Francisco Bay Area, Series F-1, 5.00%,
4/1/28 (Prerefunded 4/1/22) (3) 8,985 9,054
California, GO, 4.00%, 11/1/35  6,355 7,370
California, GO, 4.00%, 11/1/36  6,000 6,940
California, GO, 4.00%, 11/1/37  3,595 4,151
California, GO, 4.00%, 11/1/45  715 773
California, GO, 5.00%, 4/1/29  2,840 3,495
California, GO, 5.00%, 9/1/31  5,400 6,970

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California, GO, 5.00%, 11/1/31  7,875 9,561
California, GO, 5.00%, 9/1/32  4,000 5,155
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,495 10,912
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 8,208
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,470
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,972
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25) (3) 9,380 10,654
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,916 4,448
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,766 8,604
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of SIFMA + 0.70%, 0.76%, 12/1/50 (Tender 6/1/26)  3,375 3,409
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,068
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,163
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,394
California PFA, Enso Village Project, 2.375%, 11/15/28 (1) 1,000 1,004
California PFA, Enso Village Project, 3.125%, 5/15/29 (1) 895 900
California PFA, Enso Village Project, 5.00%, 11/15/36 (1) 750 856
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (1) 1,220 1,224
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/27  1,350 1,408
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/28  1,660 1,731
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32 (Prerefunded 7/1/24) (3) 3,000 3,276
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/33 (Prerefunded 7/1/24) (3) 2,380 2,599
California Statewide CDA, Kaiser Permanente, Series L, VRDN,
5.00%, 4/1/38 (Tender 11/1/29)  5,095 6,285
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,903
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 11,949
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1) 2,265 2,517
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1) 1,005 1,149
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1) 4,235 4,826
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1) 3,000 3,409

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1) 6,875 7,794
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1) 4,275 4,839
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (1) 7,750 8,748
California, Various Purpose, GO, 4.00%, 3/1/27  7,465 8,405
California, Various Purpose, GO, 4.00%, 3/1/28  8,000 9,159
California, Various Purpose, GO, 4.00%, 9/1/35  5,000 5,484
California, Various Purpose, GO, 4.00%, 10/1/37  4,445 5,154
California, Various Purpose, GO, 4.00%, 10/1/37  2,900 3,362
California, Various Purpose, GO, 4.00%, 10/1/39  4,860 5,606
California, Various Purpose, GO, 4.00%, 3/1/46  6,750 7,571
California, Various Purpose, GO, 5.00%, 8/1/24  5,290 5,796
California, Various Purpose, GO, 5.00%, 10/1/27  18,140 19,027
California, Various Purpose, GO, 5.00%, 11/1/27  20,000 21,397
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 10,179
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 15,341
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,491
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 14,158
California, Various Purpose, GO, 5.00%, 3/1/34  5,000 6,207
California, Various Purpose, GO, 5.00%, 3/1/34  2,320 2,880
California, Various Purpose, GO, 5.00%, 8/1/35  9,875 10,784
California, Various Purpose, GO, 5.00%, 4/1/37  2,185 2,290
California, Various Purpose, GO, 5.00%, 4/1/38  440 474
California, Various Purpose, Series B, GO, 5.00%, 8/1/24  1,685 1,846
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 25,207
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 9,200
California, Various Purpose, BID Group, GO, 5.00%, 11/1/34  5,000 6,292
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 25,786
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  23,360 27,617
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2) 6,100 7,350
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (2) 4,000 4,834
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36 (2) 10,000 12,462
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,886
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2) 6,050 7,131
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2) 7,920 9,690
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/38 (2) 10,000 11,373
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/39 (2) 4,800 5,450
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/41 (2) 8,495 9,612
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/33 (2) 9,910 12,337
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/34 (2) 5,000 6,219
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35 (2) 1,000 1,242
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27  90 92

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Water & Power, Series A-2, VRDN, 0.09%,
7/1/51  3,555 3,555
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29  15,735 16,674
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,684
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 0.864%, 7/1/27  3,565 3,549
Orange County Transportation Auth., BAN, 5.00%, 10/15/24  10,000 11,016
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/38  3,000 3,457
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/39  2,005 2,303
San Diego County Regional Airport Auth., 5.00%, 7/1/31  1,395 1,740
San Diego County Regional Airport Auth., 5.00%, 7/1/32  2,500 3,105
San Diego County Regional Airport Auth., 5.00%, 7/1/33  3,000 3,719
San Diego County Regional Airport Auth., 5.00%, 7/1/34  3,000 3,697
San Diego County Regional Airport Auth., 5.00%, 7/1/35  1,205 1,479
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 6,250 7,518
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (2) 1,975 2,077
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/37 (2) 4,450 5,336
San Francisco City & County Int'l. Airport, Series H, 5.00%,
5/1/30 (2) 8,335 10,055
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/28 (2)(4) 1,815 2,155
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/29 (2)(4) 5,000 6,025
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/30 (2)(4) 6,500 7,943
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/31 (2)(4) 5,000 6,203
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,633
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  6,735 8,196
San Francisco City & County Int'l. Airport, Unrefunded Balance,
Series A, 5.00%, 5/1/23 (2) 1,975 2,077
San Francisco Community College Dist., GO, 5.00%, 6/15/29  905 1,012
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,563
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,536
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34 (2)(5) 3,870 4,403
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2) 1,300 1,600
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,877
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,145
Univ. of California, Series AI, 5.00%, 5/15/32  13,500 14,219

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Univ. of California, Series G, 5.00%, 5/15/32 (Prerefunded
5/15/22) (3) 2,795 2,832
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%,
5/15/37  10,075 10,208
Univ. of California, Unrefunded Balance, Series G, 5.00%, 5/15/30  4,260 4,316
Univ. of California, Unrefunded Balance, Series G, 5.00%, 5/15/32  2,575 2,609
700,273
COLORADO 2.3%
Colorado, Series A, COP, 4.00%, 12/15/35  1,450 1,691
Colorado, Series A, COP, 4.00%, 12/15/36  1,195 1,392
Colorado, Series A, COP, 4.00%, 12/15/38  2,385 2,767
Colorado, Series A, COP, 4.00%, 12/15/39  3,780 4,378
Colorado, Series A, COP, 4.00%, 12/15/40  3,000 3,468
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39  5,000 6,334
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/30 (Prerefunded 11/9/22) (3) 4,045 4,178
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  3,725 4,125
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,887
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 6,624
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 8,888
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 10,880
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2) 3,510 4,174
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 7,782
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 26,680 31,706
Denver City & County Airport, Series A, 5.00%, 12/1/43 (2) 24,360 28,753
Denver City & County Airport, Series B, 5.00%, 11/15/29
(Prerefunded 11/15/22) (3) 2,645 2,736
Denver City & County Airport, Series B, 5.00%, 11/15/30
(Prerefunded 11/15/22) (3) 3,725 3,853
Denver City & County Airport, Series B, 5.25%, 11/15/28  3,000 3,204
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2) 12,090 12,629
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/29 (Prerefunded 11/1/22) (3) 3,875 4,004
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (6) 585 625
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (6) 230 246
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (6) 250 282
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (6) 575 666
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (6) 630 775
159,047
CONNECTICUT 0.6%
Connecticut, Series A, GO, 5.00%, 10/15/25  5,000 5,335
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 14,560
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 10/1/29  10,000 10,643

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 11,799
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (7)(8) 384 84
42,421
DELAWARE 0.4%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,696
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,592
Delaware River & Bay Auth., 5.00%, 1/1/32 (4) 1,100 1,352
Delaware River & Bay Auth., 5.00%, 1/1/33 (4) 1,100 1,350
Delaware River & Bay Auth., 5.00%, 1/1/34 (4) 695 849
Delaware River & Bay Auth., 5.00%, 1/1/35 (4) 300 366
Delaware River & Bay Auth., 5.00%, 1/1/36 (4) 350 426
Delaware River & Bay Auth., 5.00%, 1/1/37 (4) 400 486
Delaware River & Bay Auth., 5.00%, 1/1/38 (4) 410 496
Delaware River & Bay Auth., 5.00%, 1/1/39 (4) 450 544
Delaware State HFA, Beebe Medical Center, 4.00%, 6/1/35  1,080 1,196
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/32  1,685 2,001
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 3,296
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,956
Univ. of Delaware, 5.00%, 11/1/38  2,235 2,731
Univ. of Delaware, Series C, VRDN, 0.12%, 11/1/37  2,000 2,000
28,337
DISTRICT OF COLUMBIA 3.1%
District of Columbia, Series A, 4.00%, 3/1/40  2,345 2,686
District of Columbia, Series A, 5.00%, 3/1/33  2,445 3,060
District of Columbia, Series A, 5.00%, 3/1/34  2,485 3,106
District of Columbia, Series A, 5.00%, 3/1/36  12,000 14,858
District of Columbia, Series A, 5.00%, 3/1/40  3,110 3,853
District of Columbia, Series A, GO, 5.00%, 6/1/30  750 840
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,601
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,693
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 5,349
District of Columbia, Series A, GO, 5.00%, 10/15/44  2,315 2,820
District of Columbia, Series C, 5.00%, 5/1/37  1,780 2,224
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 5,156
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 11,766
District of Columbia Water & Sewer Auth., Series B, 5.00%,
10/1/36  2,000 2,252
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,460
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 2,079
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,307
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 8,185 9,347

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (2) 1,500 1,711
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 2,000 2,277
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (2) 8,880 9,714
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27 (2) 2,790 3,054
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (2) 2,310 2,516
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (2) 4,180 4,991
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,915
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 5,558
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 5,300 6,311
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 8,393
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 13,795 15,748
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (2) 10,280 11,471
Metropolitan Washington Airports Auth., Airport System, Series A,
5.00%, 10/1/31 (2) 3,655 3,754
Metropolitan Washington Airports Auth., Airport System, Series A,
5.00%, 10/1/40 (2) 3,410 4,104
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 5,897
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 9,606
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 3,271
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 1,153
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 985
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 1,150
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/35  4,060 4,740
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,845 7,989
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/39  3,220 3,749

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 5.00%, 7/15/41  1,500 1,890
210,404
FLORIDA 7.8%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/23  1,125 1,184
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/22  520 538
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,381
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 3,209
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 13,549
Brevard County HFA, Health First, 5.00%, 4/1/23  450 472
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,242
Brevard County HFA, Health First, 5.00%, 4/1/29  750 810
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,546
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 4,847
Brevard County HFA, Health First, 5.00%, 4/1/33  2,845 3,063
Brevard County HFA, Health First, 5.00%, 4/1/39  9,855 10,609
Broward County Airport, 5.00%, 10/1/27 (2) 1,250 1,468
Broward County Airport, 5.00%, 10/1/29 (2) 2,265 2,662
Broward County Airport, 5.00%, 10/1/30 (2) 2,250 2,628
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,748
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 2,115
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,509
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,748
Broward County Airport, Series A, 5.00%, 10/1/33 (2) 4,840 5,846
Broward County Airport, Series A, 5.00%, 10/1/34 (2) 5,500 6,626
Broward County Airport, Series A, 5.25%, 10/1/29 (Prerefunded
10/1/23) (2)(3) 1,650 1,765
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,804
Broward County Airport, Series P-2, 5.00%, 10/1/26 (Prerefunded
10/1/22) (3) 2,885 2,971
Broward County Airport, Series Q-1, 5.00%, 10/1/28 (Prerefunded
10/1/22) (3) 5,090 5,241
Broward County Airport, Series Q-2, 5.00%, 10/1/27 (Prerefunded
10/1/22) (2)(3) 2,000 2,058
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 2,180
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2) 2,760 3,169
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 833
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,417

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,731
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,756
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 592
Central Florida Expressway Auth., 4.00%, 7/1/35 (6) 3,500 4,116
Central Florida Expressway Auth., 4.00%, 7/1/37 (6) 4,000 4,676
Central Florida Expressway Auth., 4.00%, 7/1/38 (6) 150 174
Central Florida Expressway Auth., 4.00%, 7/1/39 (6) 3,070 3,547
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 19,435
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/28  10,720 10,883
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 5,901
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23  10,035 10,628
Florida DOT, Garvees, Series A, 5.00%, 7/1/30  10,085 12,636
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 9,149
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2) 10,000 11,216
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27 (2) 15,315 17,989
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,497
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 7,573
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 4,580 5,465
Highlands County HFA, Adventhealth Obligated, Series A, VRDN,
0.07%, 11/15/33  3,000 3,000
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A,
5.00%, 10/1/23 (2) 1,480 1,578
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/33  5,160 5,640
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34  3,090 3,378
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 0.07%, 11/15/42  8,700 8,700
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30  5,000 5,146
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,465
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,497
Miami-Dade County Aviation, 5.00%, 10/1/27 (2) 2,925 3,201
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2) 9,000 9,229
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2) 10,000 10,275
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26
(Prerefunded 10/1/22) (2)(3) 5,000 5,145
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2) 1,800 1,958
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2) 6,950 7,559
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2) 9,590 10,417
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2) 5,930 6,544
Miami-Dade County Aviation, Series A, 5.00%, 10/1/49 (2) 15,335 17,904

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25
(Prerefunded 10/1/22) (3) 3,000 3,089
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26
(Prerefunded 10/1/22) (3) 12,420 12,789
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27
(Prerefunded 10/1/22) (3) 4,980 5,128
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,173
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,173
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,428
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,935
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 4,188
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 3,018
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%,
7/1/26  3,900 3,973
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%,
7/1/28  5,565 5,670
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%,
7/1/30  1,250 1,274
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2)
(6) 6,450 7,167
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 1,164
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 604
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/41  1,250 1,451
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 2,025
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/44  1,400 1,612
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  850 973
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/22  12,020 12,366
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23  12,735 13,571
Orange County School Board, Series C, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (3) 18,050 20,389
Orange County School Board, Series C, COP, 5.00%, 8/1/33  5,535 6,358
Orange County School Board, Series D, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25) (3) 2,250 2,542
Orlando-Orange County Expressway Auth., 5.00%, 7/1/28
(Prerefunded 7/1/23) (3) 4,990 5,277
Orlando-Orange County Expressway Auth., 5.00%, 7/1/29
(Prerefunded 7/1/23) (3) 3,000 3,173
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32
(Prerefunded 7/1/23) (3) 11,550 12,215

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Orlando-Orange County Expressway Auth., Series B, 5.00%,
7/1/24 (Prerefunded 7/1/23) (3) 1,830 1,937
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31 (4) 2,150 2,220
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/36 (4) 2,500 2,555
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27
(Prerefunded 6/1/23) (3) 3,900 4,118
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28
(Prerefunded 6/1/23) (3) 5,000 5,280
South Broward Hosp. Dist., 5.00%, 5/1/22  3,000 3,034
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22  1,945 1,991
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23  1,015 1,077
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 7,514
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 10,575
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/26  10,700 10,837
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27  400 456
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28  325 369
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29  420 474
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30  365 412
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31  700 791
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,209
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33  455 514
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/25  2,900 2,972
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
1, 6.61%, 5/1/40  415 416
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 0.00%, 5/1/40  255 202
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (7)(8) 280 —
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.45%, 5/1/23 (7)(8) 155 —
Tolomato Community Dev. Dist., Special Assessment, Series A-4,
STEP, 0.00%, 5/1/40  100 100
530,616
GEORGIA 5.6%
Atlanta Airport, Dept. of Aviation, Series A, 5.00%, 7/1/36  1,090 1,375
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,982
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 4,336
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  3,435 3,965
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41  1,215 1,398
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42  5,145 5,902
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39 (2) 1,000 1,131
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/41 (2) 1,000 1,121
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27  1,825 1,957

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29  12,865 13,794
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30  10,500 11,258
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31  14,440 15,483
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33  2,055 2,203
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  4,585 5,602
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 6,096
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  1,900 1,365
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  8,950 6,296
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  3,065 2,114
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,603
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,772
Atlanta Water & Wastewater, 5.00%, 11/1/31  12,860 14,422
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded
5/1/25) (3) 6,000 6,728
Burke County Dev. Auth., Georgia Power Plant Vogtle Project,
VRDN, 0.09%, 11/1/52  3,555 3,555
Burke County Dev. Auth., Georgia Power Plant Vogtle Project,
VRDN, 0.13%, 11/1/52 (2) 14,400 14,400
Burke County Dev. Auth., Georgia Power Vogtle Project, VRDN,
PCR, 0.12%, 7/1/49  3,490 3,490
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,198
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/26  2,100 2,402
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  5,395 5,650
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 581
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/33  1,250 1,448
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,607
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,814
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 465
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,161
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,317
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 2,914

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 2,126
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,397
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 2,068
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 7,307
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 5,783
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 2,888
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 2,923
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 3,199
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,729
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 4,216
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 3,902
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,695
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,900
Georgia Ports Auth., 4.00%, 7/1/42  2,875 3,311
Georgia Ports Auth., 4.00%, 7/1/43  6,750 7,755
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,161
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,396
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,159
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,800 4,427
Main Street Natural Gas, Series A, 5.50%, 9/15/22  3,230 3,326
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,765
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 13,202
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  15,200 17,027
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  2,000 2,314
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  5,795 6,078
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  17,530 19,149
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  23,805 26,554

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 0.898%, 8/1/48 (Tender
12/1/23)  14,725 14,789
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,757
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 10,995
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 2,211
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,322
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,252
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 785
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 3,163
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,843
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 2,009
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 2,180
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,369
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 4,034
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 9,921
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24 (9) 330 354
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34 (Prerefunded 1/1/24) (3) 3,000 3,328
382,974
HAWAII 0.4%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 6,000 7,052
Hawaii Airports System, Series D, 4.00%, 7/1/37  16,800 19,278
26,330
IDAHO 0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,137
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,078
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 803
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 700
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 780
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 774

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,074
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,469
8,815
ILLINOIS 3.3%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 23,000 25,353
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2) 5,450 5,967
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2) 13,000 14,232
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 4,100
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 9,921
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/22  3,405 3,455
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/23  4,150 4,371
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,672
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,907
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 5,145
Illinois, GO, 4.00%, 6/1/32  530 570
Illinois, GO, 4.00%, 6/1/35  2,075 2,213
Illinois, GO, 5.375%, 5/1/23  1,080 1,138
Illinois, GO, 5.50%, 5/1/24  1,000 1,093
Illinois, GO, 5.50%, 5/1/25  1,000 1,126
Illinois, Series A, GO, 5.00%, 3/1/24  345 371
Illinois, Series A, GO, 5.00%, 3/1/25  1,700 1,880
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,296
Illinois, Series A, GO, 5.00%, 11/1/25  3,825 4,291
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,821
Illinois, Series A, GO, 5.00%, 3/1/27  4,000 4,589
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,898
Illinois, Series B, GO, 5.00%, 3/1/24  875 942
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,521
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,623
Illinois, Series B, GO, 5.00%, 3/1/27  4,525 5,191
Illinois, Series C, GO, 5.00%, 11/1/29  2,000 2,297
Illinois, Series D, GO, 5.00%, 11/1/24  4,385 4,812
Illinois, Series D, GO, 5.00%, 11/1/25  20,535 23,034
Illinois, Series D, GO, 5.00%, 11/1/26  7,500 8,560
Illinois, Series D, GO, 5.00%, 11/1/27  5,525 6,392
Illinois, Series D, GO, 5.00%, 11/1/28  4,500 5,189
Illinois Fin. Auth., Series A, 4.00%, 7/15/35  2,625 3,027
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,750
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,672
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,864
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 7,578
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,413
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,271
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,989
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 2,167

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39  3,000 3,246
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
5.00%, 12/15/28  9,000 9,146
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23  5,075 5,347
224,440
INDIANA 0.1%
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,698
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2) 860 910
5,608
IOWA 0.6%
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  5,980 6,441
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  30,435 34,571
41,012
KANSAS 0.6%
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%, 11/15/32  11,400 11,544
Kansas DFA, Adventist Health/Sunbelt, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  17,480 21,086
Kansas DFA, Adventist Health/Sunbelt, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,410 3,065
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/23  1,155 1,202
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,098
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,171
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,561
41,727
KENTUCKY 1.4%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 766
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 969
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 452
Ashland, Ashland Medical Center, 5.00%, 2/1/31  460 551
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 149
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 10,028
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,603
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 6,068
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,149

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,731
Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)  10,000 10,534
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  23,350 26,018
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.08%, 1/1/29 (2) 5,800 5,800
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 0.10%, 1/1/29 (2) 25,300 25,300
95,118
LOUISIANA 0.8%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN, PCR,
1.00%, 12/1/51 (Tender 12/1/24) (2) 8,925 8,811
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  5,075 5,112
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29 (2) 4,400 4,817
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31 (2) 6,000 6,560
Saint Charles Parish PCR, Shell Oil, VRDN, 0.08%, 9/1/23 (2) 10,200 10,200
Saint Charles Parish, Shell Oil Norco Project, Series B, VRDN,
PCR, 0.06%, 10/1/22  8,900 8,900
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)  2,300 2,326
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%, 6/1/37
(Tender 4/1/23)  1,900 1,919
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,568
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
5/15/22  3,315 3,354
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
5/15/23  1,500 1,580
57,147
MARYLAND 2.5%
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/25  700 705
Baltimore City, Series C, 5.00%, 7/1/27  500 536
Baltimore City, Series C, 5.00%, 7/1/28  1,165 1,250
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 4,164
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26  3,030 3,251
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,513
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23  990 1,017
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24  2,500 2,620
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,684

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,852
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 6,597
Maryland CDA, Residential, Series G, VRDN, 0.07%, 9/1/40 (2) 5,000 5,000
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (2) 1,000 1,193
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (2) 1,000 1,211
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30 (2) 1,000 1,231
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (2) 1,150 1,433
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (2) 2,500 3,102
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (2) 1,150 1,424
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (2) 1,000 1,232
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (2) 1,000 1,229
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,439
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,040 1,215
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,191
Maryland HHEFA, 5.00%, 7/1/28  2,275 2,469
Maryland HHEFA, 5.00%, 7/1/29  2,350 2,549
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,371
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,586
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,311
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25  1,000 1,018
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,963
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 11,484
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 3,083
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,847
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,660
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,250
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  2,020 2,143
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/33  1,000 1,108
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 9,611
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,781
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (3) 3,200 3,513
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/28
(Prerefunded 7/1/24) (3) 12,180 13,370
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,952
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,741
Maryland State Transportation Auth., Series A, 4.00%, 7/1/38  500 579
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,443
Maryland State Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,690

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,547
Maryland State Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (2) 1,000 1,201
Montgomery County, Series A, GO, 5.00%, 11/1/25  11,060 12,608
Montgomery County, Series C, GO, 5.00%, 10/1/24  11,460 12,644
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22  520 531
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23  650 680
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,593
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,163
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  1,230 1,257
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 778
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 1,048
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,059
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,945
171,665
MASSACHUSETTS 1.6%
Massachusetts, GO, 5.00%, 7/1/37  5,000 6,226
Massachusetts, GO, 5.00%, 7/1/38  3,250 4,040
Massachusetts, Series B, GO, 5.25%, 9/1/22 (6) 8,000 8,222
Massachusetts, Series C, GO, 5.50%, 12/1/23 (10) 4,500 4,875
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 4,405
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,930
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 5,062
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 4,731
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 11,089
Massachusetts School Building Auth., Series 2012B, 5.00%,
8/15/27 (Prerefunded 8/15/22) (3) 6,205 6,356
Massachusetts School Building Auth., Series B, 5.00%, 8/15/27
(Prerefunded 8/15/22) (3) 245 251
Massachusetts School Building Auth., One Percent Dedicated
Sales Tax, Series A, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3) 4,850 4,968
Massachusetts School Building Auth., One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/28 (Prerefunded 8/15/22) (3) 13,100 13,419
Massachusetts School Building Auth., One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/30 (Prerefunded 8/15/22) (3) 5,260 5,388

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,590 14,582
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  10,000 12,514
109,058
MICHIGAN 3.9%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (6) 605 657
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (6) 500 541
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (6) 1,280 1,386
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (6) 1,000 1,082
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (6) 1,200 1,298
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 9,871
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 4,031
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 16,223
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 20,550
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  8,000 9,031
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 11,009
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 7,193
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 9,354
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 6,389
Karegnondi Water Auth., Water Supply System, Series A, 5.00%,
11/1/22  2,810 2,899
Michigan Fin. Auth., Series A-1, 3.00%, 7/20/22  10,375 10,496
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,112
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 10,300
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 13,706
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,458
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 553
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  6,580 7,571
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/41  9,695 11,050
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,789
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,113
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 945
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,501
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/31
(Prerefunded 6/1/22) (3) 6,960 7,066

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,651
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  5,000 5,871
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 6,745
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 5,853
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,558
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27) (3) 155 185
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 2,004
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,236
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(6) 14,615 17,113
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  2,020 2,090
Wayne County Airport Auth., Series B, 4.00%, 12/1/24 (1)(2) 11,730 12,562
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2) 3,155 3,631
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2) 1,810 2,124
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 938
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 702
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 1,360 1,591
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 934
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,694
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (2) 1,595 1,955
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2) 3,850 4,348
Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (2) 8,125 9,115
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2) 3,500 3,913
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,675
267,662
MINNESOTA 0.2%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27  6,500 6,963
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31  3,580 3,828
10,791
MISSISSIPPI 0.3%
Jackson County, Chevron USA Project, VRDN, PCR, 0.07%,
6/1/23  7,725 7,725
Mississippi Business Fin., Chevron USA Project, Series E, VRDN,
0.07%, 12/1/30  290 290
Mississippi Business Fin., Gulf Power, VRDN, 0.08%, 11/1/42 (2) 10,280 10,280
Mississippi Business Fin., Gulf Power, VRDN, 0.10%, 5/1/28 (2) 2,600 2,600

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Mississippi Business Fin., Mississippi Power, VRDN, 0.12%,
12/1/27 (2) 1,100 1,100
21,995
MISSOURI 0.3%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,400 7,130
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 5,421
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(6) 1,050 1,069
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(6) 975 1,031
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(6) 1,075 1,169
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(6) 2,725 3,046
18,866
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23  835 863
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 931
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 998
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 1,059
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,158
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,354
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 481
6,844
NEBRASKA 0.9%
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42 (Prerefunded
9/1/22) (3) 12,130 12,432
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37 (Prerefunded
9/1/22) (3) 4,000 4,105
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  8,580 9,327
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,660
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29  4,000 4,800
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 12,158
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,456
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 7,221
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35  1,000 1,281
58,440
NEVADA 0.2%
Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/26  5,545 5,628
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,592
Truckee Meadows Water Auth., 5.00%, 7/1/34  3,965 4,543
Truckee Meadows Water Auth., 5.00%, 7/1/35  1,195 1,368
16,131

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
NEW HAMPSHIRE 0.2%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  11,133 12,474
12,474
NEW JERSEY 2.5%
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 3,365 3,463
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 2,000 2,160
New Jersey Economic Dev. Auth., Crains Mill Project, 5.00%,
1/1/49  5,800 6,414
New Jersey Economic Dev. Auth., Crane Mill Project, 5.00%,
1/1/34  2,025 2,269
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/33  4,750 5,672
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/34  4,350 5,188
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (6) 1,200 1,380
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,308
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 6,479
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  4,000 4,896
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 6,817
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35 (4) 2,500 3,065
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36 (4) 2,750 3,354
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 6,176
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,685
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,672
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/37  1,975 2,212
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,908
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 3,340
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/40  3,275 3,636
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/41  1,150 1,272

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,740
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  2,220 2,616
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  5,070 5,882
New Jersey Transportation Trust Fund Auth., Highway
Reimbursement, 5.00%, 6/15/22  5,000 5,084
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  5,225 5,771
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  5,000 5,522
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  5,370 6,155
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27 (Prerefunded
7/1/22) (3) 810 825
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27 (Prerefunded
1/1/23) (3) 5,495 5,713
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28 (Prerefunded
1/1/23) (3) 13,060 13,579
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,962
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,214
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  8,955 10,287
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31  1,425 1,653
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/22  400 406
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/23  1,945 2,048
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,856
166,679
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,995
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  5,750 5,752
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series F, VRDN, 1.20%, 6/1/40 (Tender 6/1/22) (2) 1,750 1,751
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  9,750 10,958
20,456
NEW YORK 13.6%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/44  15,000 16,796

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 5.00%, 7/1/30  1,250 1,483
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 5.00%, 7/1/32  1,350 1,597
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 6,494
Dormitory Auth. of the State of New York, Orange Regional
Medical, 5.00%, 12/1/31 (1) 1,100 1,221
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23) (3) 25 26
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 1,016
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28  6,300 6,790
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 9,418
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/26  20,000 22,875
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,985 22,286
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 27,183
Dormitory Auth. of the State of New York, Personal Income Tax,
Series D, 4.00%, 2/15/40  9,680 10,867
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 9,266
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,760
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,989
Dormitory Auth. of the State of New York, Third Gen. Resolution,
5.00%, 5/15/29  5,850 5,927
Metropolitan Transportation Auth., Series C, 5.00%, 11/15/22  3,380 3,489
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  6,180 6,789
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 11,280
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 11,333
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,654
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22  37,560 38,429
Metropolitan Transportation Auth., Series E, 5.00%, 11/15/25
(Prerefunded 11/15/22) (3) 4,000 4,140
Metropolitan Transportation Auth., Series E-1, VRDN, 0.10%,
11/15/50  10,100 10,100
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.00%, 11/15/27  9,925 10,236
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1) 680 660

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  1,224 1,050
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,792
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 14,618
New York City, Series A-1, GO, 4.00%, 8/1/40  17,365 19,666
New York City, Series A-1, GO, 4.00%, 8/1/41  26,925 30,470
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 10,484
New York City, Series A-1, GO, 5.00%, 8/1/33  1,500 1,869
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,335
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 2,104
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,606
New York City, Series D, GO, 5.00%, 8/1/28  9,965 10,385
New York City, Series E, GO, 5.00%, 8/1/28  6,125 6,503
New York City, Series E, GO, 5.00%, 8/1/29  2,770 2,887
New York City, Series E-3, GO, 5.00%, 8/1/23  7,100 7,126
New York City, Series F-1, GO, 5.00%, 3/1/28 (Prerefunded
3/1/23) (3) 9,000 9,418
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 6,949
New York City, Series I, GO, 5.00%, 3/1/28  14,730 15,899
New York City, Series I, GO,VRDN, 0.11%, 4/1/36  4,000 4,000
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/32 (6) 5,470 6,321
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/25  3,000 3,061
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 19,032
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 9,094
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 6,235
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
11/1/31  10,000 12,629
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
2/1/33  9,000 10,495
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 12,609
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 19,791
New York City Transitional Fin. Auth., Future Tax, Series A-3,
4.00%, 5/1/43  5,120 5,721
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 11/1/39  8,500 9,639
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/35  10,600 13,393
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%,
11/1/27  19,480 21,824
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  11,300 13,252

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,515
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 8,456
New York City Water & Sewer System, 5.00%, 6/15/26  6,250 7,230
New York City Water & Sewer System, 5.00%, 6/15/31  5,680 6,689
New York City Water & Sewer System, 5.00%, 6/15/37  19,000 22,268
New York City Water & Sewer System, 5.00%, 6/15/40  5,195 6,355
New York City Water & Sewer System, Series CC, 4.00%, 6/15/41  2,530 2,862
New York City Water & Sewer System, Series EE, 5.00%, 6/15/29  7,490 7,618
New York City Water & Sewer System, Series EE, 5.00%, 6/15/31  13,070 13,291
New York City Water & Sewer System, Series FF, 5.00%, 6/15/28  6,945 7,063
New York Energy Research & Dev. Auth., Consolidated Edison,
Series A-2, VRDN, 0.07%, 6/1/36 (2) 9,200 9,200
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  6,930 9,181
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/25  1,000 1,047
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/27  2,830 2,963
New York State Urban Dev., Series E, 4.00%, 3/15/43  8,335 9,302
New York State Urban Dev., Bidding Group, Series A, 4.00%,
3/15/38  10,000 11,510
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/45  12,000 13,401
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/23  10,725 11,243
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  6,325 6,837
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/41  5,250 6,436
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/28  14,775 15,462
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 22,199
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 7,935 8,015
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 5,030
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2) 5,165 5,819
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 5,535 6,406
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/23 (2) 1,575 1,673
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24 (2) 1,250 1,366
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (2) 850 947

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28 (2) 1,450 1,700
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29 (2) 1,000 1,190
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/23 (2) 1,845 1,913
Port Auth. of New York & New Jersey, 5.00%, 11/1/32 (2) 4,595 5,565
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/23 (2) 5,000 5,323
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2) 5,410 5,890
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2) 28,545 32,967
Port Auth. of New York & New Jersey, Series 222, 5.00%, 7/15/34  5,000 6,206
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/39 (2) 5,200 5,818
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/40 (2) 5,100 5,691
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/41 (2) 4,925 5,487
Port Auth. of New York & New Jersey, Consolidated Bonds, 4.00%,
9/1/39 (2) 1,400 1,544
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/32  150 187
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 3,816
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26  32,550 33,659
Utility Debt Securitization Auth., Series TE, 5.00%, 12/15/29  9,190 9,862
929,563
NORTH CAROLINA 1.8%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35  1,880 2,186
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 2,178
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,577
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39  610 705
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40  2,030 2,343
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/41  2,000 2,301
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,476
Charlotte-Mecklenburg Hosp. Auth., Atrium Health, Series E,
VRDN, 0.07%, 1/15/42  2,000 2,000
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%,
1/15/35  7,200 7,787
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 4,171
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  4,000 4,509

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
Series A, 5.00%, 1/15/28  6,210 6,221
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27) (3) 4,235 5,035
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 5,949
North Carolina Eastern Municipal Power Agency, Series A, 5.00%,
1/1/26 (Prerefunded 7/1/22) (3) 1,195 1,218
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/22  855 872
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  595 623
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  705 756
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  485 528
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/30 (Prerefunded 6/1/25) (3) 2,715 3,047
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 (Prerefunded 6/1/25) (3) 7,000 7,857
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 (Prerefunded 6/1/25) (3) 2,000 2,245
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 11,377
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,408
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3) 215 244
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 11,109
North Carolina Turnpike Auth., 5.00%, 1/1/24 (6) 700 751
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,320 1,453
North Carolina Turnpike Auth., 5.00%, 1/1/26 (6) 1,350 1,534
North Carolina Turnpike Auth., 5.00%, 1/1/27 (6) 2,400 2,798
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  15,525 16,667
119,925
OHIO 1.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  23,850 26,216
Cleveland Airport, Series A, 5.00%, 1/1/27 (6) 1,525 1,687
Cleveland Airport, Series A, 5.00%, 1/1/28 (6) 3,055 3,377
Cleveland Airport, Series A, 5.00%, 1/1/30 (6) 1,650 1,823
Cleveland Airport, Series A, 5.00%, 1/1/31 (6) 1,000 1,105
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 5,059
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,307
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,188

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,901
Hamilton County, Life Enriching Community, 5.00%, 1/1/23  400 413
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  525 560
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 877
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 617
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,637
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29
(Prerefunded 11/12/23) (3) 1,535 1,645
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3) 2,860 3,058
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 6,560
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 3,271
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23  7,045 7,506
69,807
OREGON 0.6%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/23  250 257
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/25  280 300
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/27  305 330
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/28  320 344
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/29  335 359
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/30  355 380
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/31  370 395
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/32  390 417
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/33  410 437
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/25  500 563
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 520
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 590
Oregon, GO, 4.00%, 5/1/38  2,575 3,035
Oregon, GO, 4.00%, 5/1/39  1,870 2,192
Oregon, Series D, GO, 4.00%, 6/1/38  1,835 2,165
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 2,136
Oregon, Series E, GO, 5.00%, 6/1/34  1,000 1,283
Oregon, Series E, GO, 5.00%, 6/1/35  850 1,090
Oregon, Series E, GO, 5.00%, 6/1/36  1,000 1,280

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,814
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 2,231
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 6,678
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,906
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) 3,185 3,665
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,939
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,303
37,609
PENNSYLVANIA 1.3%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 630
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 697
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 708
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 778
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/23 (1) 1,050 1,094
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (1) 2,250 2,604
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (1) 1,500 1,715
Chester County IDA, Longwood, 4.00%, 12/1/37  1,175 1,374
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 3,356
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,613
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,899
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,852
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,299
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,353
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (1) 4,005 4,226
Delaware County IDA, United Parcel Service, VRDN, 0.09%,
9/1/45  6,850 6,850
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/32 (4) 800 1,011
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/33 (4) 2,000 2,523
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/34 (4) 1,125 1,415
Philadelphia Airport, Series C, 5.00%, 7/1/28 (2) 13,000 15,399
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 0.06%, 6/1/35  11,680 11,680

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (6) 9,160 10,675
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (6) 10,000 11,636
90,387
PUERTO RICO 3.4%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1)(4) 7,470 9,208
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  3,885 3,954
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 15,000 18,132
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (1) 5,000 5,858
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.125%, 7/1/37  3,565 3,630
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  4,115 4,192
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 5.00%, 7/1/41 (8)(11) 30,830 28,055
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 5.125%, 7/1/37 (8)(11) 7,955 7,398
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 5.375%, 7/1/33 (8)(11) 3,090 3,094
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 5.75%, 7/1/28 (8)(11) 8,165 7,767
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 8.00%, 7/1/35 (8)(11) 3,000 2,700
Puerto Rico Commonwealth, Public Improvement, Series B-PSA,
GO, 5.75%, 7/1/38 (8)(11) 6,000 5,932
Puerto Rico Commonwealth, Public Improvement, Series B-PSA,
GO, 6.50%, 7/1/37 (8)(11) 1,865 1,916
Puerto Rico Commonwealth, Public Improvement, Series C-PSA,
GO, 5.90%, 7/1/28 (8)(11) 3,020 2,986
Puerto Rico Commonwealth, Public Improvement, Series E-PSA,
GO, 5.625%, 7/1/32 (8)(11) 3,660 3,678
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(11) 130 134
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (8)(11) 170 175
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (8)(11) 500 517
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (8)(11) 630 649
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (8)(11) 2,380 2,451

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (8)(11) 830 855
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (8)(11) 985 1,015
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (8)(11) 130 134
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (8)(11) 70 72
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (8)(11) 6,525 6,745
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (8)(11) 535 555
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (8)(11) 215 222
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (8)(11) 610 631
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (8)(11) 480 500
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (8)(11) 150 147
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (8)(11) 265 273
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (8)(11) 190 196
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (8)(11) 1,890 1,954
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (8)(11) 530 548
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (8)(11) 225 233
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  20,221 21,568
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  30,723 34,149
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,647 7,524
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  34,049 24,696
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  16,370 17,769
232,212
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(8) 980 176
Rhode Island Health & Ed. Building, Care New England, Series A,
5.00%, 9/1/22 (9) 2,705 2,776

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England, Series A,
5.00%, 9/1/23 (9) 1,000 1,065
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/22  1,950 1,990
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  1,950 2,046
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 5,413
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,571
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,835
16,872
SOUTH CAROLINA 1.3%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/27  2,595 3,083
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,540
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  21,000 22,105
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/26 (Prerefunded 11/1/22) (3) 1,000 1,033
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/29 (Prerefunded 11/1/22) (3) 9,360 9,667
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 8,484
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 9,873
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/43  4,440 5,171
South Carolina Public Service Auth., Series A, 4.00%, 12/1/37  2,000 2,282
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40  5,750 7,207
South Carolina Public Service Auth., Series B, 5.00%, 12/1/43  7,875 9,785
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30  2,140 2,631
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31  2,245 2,807
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32  1,340 1,697
89,365
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,725
4,725
TENNESSEE 2.4%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/25  1,300 1,451

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/26  1,000 1,113
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/27  1,050 1,163
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/28  1,000 1,103
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase I, 5.00%, 10/1/29  1,000 1,099
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  2,500 2,639
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 3,255
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  5,560 5,864
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/32  4,000 4,216
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/33  9,060 9,544
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/34  4,550 4,791
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 12,174
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,255 2,663
Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45 (2) 12,235 14,665
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/22 (2) 2,250 2,292
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/23 (2) 3,155 3,338
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (2) 670 726
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2) 2,350 2,615
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 (Prerefunded 7/1/25) (3) 8,000 9,015
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,592
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,294
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  6,580 7,533
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  5,000 5,690
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  10,000 10,956
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,972
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  12,910 14,156
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,635
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  17,040 20,884
161,438

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
TEXAS 9.9%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (6) 2,500 2,963
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (2) 2,000 2,420
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (2) 650 731
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (2) 1,100 1,268
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,383
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,774
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (2) 1,700 2,063
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,294
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,203
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 3,223
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/23  2,450 2,519
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24  1,130 1,189
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 752
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,955
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,702
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,978
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,684
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,092
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/23  1,000 1,021
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24  500 518
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 6,225
Central Texas Regional Mobility Auth., 5.00%, 1/1/23  1,050 1,088
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23  475 493
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33
(Prerefunded 1/1/23) (3) 2,600 2,702
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 5,633

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,872
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 4,281
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 8,073
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 1,018
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,409
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,200 1,460
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 11,219
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 4,268
Cypress-Fairbanks Independent School Dist., Series A, GO,
4.00%, 2/15/37  675 795
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
(Prerefunded 12/1/25) (3) 5,000 5,701
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33
(Prerefunded 12/1/25) (3) 1,825 2,081
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,129
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 1,029
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,742
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2) 6,000 6,390
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29  5,985 6,174
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/27  1,310 1,402
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28  2,000 2,139
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29  1,300 1,390
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28  1,850 1,979
Dallas/Fort Worth Int'l. Airport Fac. Improvement., UPS, VRDN,
0.14%, 5/1/32 (2) 3,320 3,320
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%,
9/1/22  450 461
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/45  19,285 21,580
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 10,265
Gulf Coast Auth., Exxon Mobil Project, Series A, VRDN, 0.09%,
6/1/30 (2) 1,000 1,000
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/22)  5,275 5,457
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 6,076
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/24  2,170 2,397
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3) 3,300 3,654
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 0.07%, 12/1/59  1,540 1,540
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,600
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 3,059

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,474
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2) 8,350 9,005
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2) 7,335 7,669
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 10,200 10,794
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 9,718
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 7,223
Houston Combined Utility System Revenue, Series A, 4.00%,
11/15/33  1,200 1,428
Houston Combined Utility System Revenue, Series A, 4.00%,
11/15/34  1,225 1,455
Houston Combined Utility System Revenue, Series A, 4.00%,
11/15/35  1,610 1,910
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,710 4,350
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,724
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 7,385
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,683
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27
(Prerefunded 3/1/24) (3) 6,000 6,490
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 915
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,221
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,344
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,220
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/35  1,100 1,380
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/36  2,750 3,399
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/37  1,335 1,672
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/38  1,900 2,339
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/39  1,400 1,745
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/40  1,500 1,865
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 5,201
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/46  5,375 6,492
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/26  2,890 3,044
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/28  9,800 10,318

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/30  13,805 14,529
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/31  10,125 10,663
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/36  6,055 6,360
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/41  1,520 1,886
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 4,971
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 5,168
Mission Economic Dev., Natagasoline, Series B, 4.625%,
10/1/31 (1)(2) 10,700 11,253
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23  250 265
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 546
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 841
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  1,020 1,142
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,394
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 866
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 925
North Texas Tollway Auth., 1st Tier, 5.00%, 1/1/23 (9) 1,235 1,284
North Texas Tollway Auth., 1st Tier, Unrefunded, 5.00%, 1/1/23  1,875 1,949
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 4,238
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/25  2,000 2,077
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/26  2,495 2,588
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27  5,525 5,918
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,413
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  3,305 3,993
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 15,020
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/25  2,640 2,739
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/26  700 726
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 7,375
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31  10,690 11,449
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 2,106
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,532
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,257
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(2) 300 292
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(2) 550 531
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(2) 525 503
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,634

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,698
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,944
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,355
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,690
Tarrant County College Dist., GO, 5.00%, 8/15/22  8,830 9,046
Tarrant County College Dist., GO, 5.00%, 8/15/23  8,270 8,798
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 4,136
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  24,080 27,380
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 5,079
Texas Municipal Gas Acquisition & Supply I, Senior Lien, Series A,
5.25%, 12/15/22  2,435 2,529
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  3,600 4,230
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  4,800 5,724
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  5,600 6,796
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  12,725 15,667
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  13,990 17,481
Texas Private Activity Bond Surface Transportation Corp, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,214
Texas Private Activity Bond Surface Transportation Corp, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,815
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,425 8,968
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 5,709
Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23  14,000 14,960
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  14,785 16,083
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 8,082
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 507
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,597
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 14,766
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 9,501
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,495 23,153
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,735

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,750
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 13,242
675,364
UTAH 1.3%
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,549
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 4,131
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 13,591
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/36 (2) 10,045 12,233
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 2,200 2,552
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,967
Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2) 1,825 2,154
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,960
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,155 5,113
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 4,130
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 6,000 7,074
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) 6,695 7,737
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 7,750 9,088
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28 (Prerefunded
6/15/22) (3) 3,850 3,915
Vineyard Redev. Agency, 4.00%, 5/1/32 (6) 135 156
Vineyard Redev. Agency, 4.00%, 5/1/34 (6) 300 345
Vineyard Redev. Agency, 4.00%, 5/1/36 (6) 250 287
Vineyard Redev. Agency, 4.00%, 5/1/38 (6) 270 310
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 225 258
Vineyard Redev. Agency, 4.00%, 5/1/40 (6) 320 366
Vineyard Redev. Agency, 5.00%, 5/1/29 (6) 385 468
Vineyard Redev. Agency, 5.00%, 5/1/30 (6) 215 265
Vineyard Redev. Agency, 5.00%, 5/1/31 (6) 235 293
87,942
VIRGINIA 4.3%
Arlington County, Series A, GO, 5.00%, 8/1/23 (Prerefunded
8/1/22) (3) 6,100 6,238
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  555 689
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  1,265 1,569
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,405 2,981
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  500 619
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  1,010 1,042
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,759
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,838
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,785
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 5,524

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/28  15,250 15,451
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,461
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,777
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,080
Fredericksburg Economic Dev. Auth., Medicorp Health, 5.25%,
6/15/22  3,415 3,474
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 (Prerefunded 6/15/25) (3) 3,125 3,523
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28 (Prerefunded 6/15/25) (3) 3,160 3,562
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26) (3) 1,190 1,382
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/29 (Prerefunded 7/1/24) (3) 3,890 4,252
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26) (3) 3,635 4,222
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26) (3) 5,700 6,620
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,657
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/22  15,550 15,842
Lynchburg Economic Dev. Auth., Central Health Obligation,
Series B, VRDN, 0.10%, 1/1/47  10,270 10,270
Norfolk Economic Dev. Auth., Bon Secours Health, 5.00%,
11/1/28 (Prerefunded 11/1/22) (3) 5,000 5,164
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 4,599
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  4,000 4,919
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded
7/1/25) (3) 7,925 8,945
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded
7/1/25) (3) 13,000 14,672
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,567
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26) (3) 175 203
Virginia College Building Auth., Public Higher Ed. Fin., Series A,
5.00%, 2/1/30 (Prerefunded 2/1/25) (3) 13,800 15,381
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 6,171
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 9,446

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 8,442
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,806
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, Series A, GAN, 5.00%, 9/15/24 (Prerefunded
3/15/22) (3) 2,175 2,187
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, Series A, GAN, 5.00%, 9/15/27 (Prerefunded
3/15/22) (3) 5,000 5,028
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25  4,040 4,510
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 10,158
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,987
Virginia Public Building Auth., Series B, 5.00%, 8/1/23  3,025 3,216
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2)(4) 3,250 3,561
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2)(4) 4,000 4,364
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2)(4) 2,850 3,102
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.25%, 1/1/32 (2) 3,850 3,924
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (2) 11,315 11,522
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/44 (Prerefunded 2/11/22) (2)(3) 1,905 1,908
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 7/1/34 (2) 1,500 1,502
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (2) 29,100 29,144
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 280
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,551
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,360
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/27 (Prerefunded 1/1/24) (3) 750 805
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/28 (Prerefunded 1/1/24) (3) 450 483
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/29 (Prerefunded 1/1/24) (3) 945 1,015
293,539

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
WASHINGTON 4.1%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/40  12,500 14,729
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 6,262
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 (Prerefunded 11/1/25) (3) 18,605 21,165
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32 (Prerefunded 11/1/25) (3) 6,480 7,372
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  35,355 44,593
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 2,961
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 5,704
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 3,477
Port of Seattle, Series A, 5.00%, 8/1/31  3,500 3,575
Port of Seattle, Series B, 5.00%, 10/1/25 (2) 4,845 5,469
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,179
Port of Seattle, Series C, 5.00%, 8/1/38 (2) 10,265 12,681
Washington, Series C, GO, 5.00%, 2/1/46  6,530 8,070
Washington, Series F, GO, 5.00%, 6/1/46  11,305 14,060
Washington, Series R-2021A, GO, 5.00%, 6/1/33  2,150 2,698
Washington, Series R-2022, GO, 5.00%, 2/1/30  14,200 17,812
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 5,913
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  1,550 1,716
Washington, Motor Vehicle Fuel Tax, GO, 5.00%, 7/1/26  4,130 4,208
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 8,351
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/29  12,850 14,211
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/32  9,200 10,158
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 18,317
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,959
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 6,692
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 5,188
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 5,762
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 21,788
282,070
WEST VIRGINIA 0.1%
West Virginia Parkways Auth., 5.00%, 6/1/36  1,285 1,632
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,905
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,899
West Virginia Parkways Auth., 5.00%, 6/1/39  1,525 1,926

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 2,207
9,569
WISCONSIN 1.3%
Wisconsin, Series 1, GO, 5.00%, 5/1/30  2,250 2,836
Wisconsin, Series 1, GO, 5.00%, 5/1/31  2,805 3,547
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 15,914
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 16,182
Wisconsin, Series 3, GO, 5.00%, 11/1/32  10,835 12,749
Wisconsin, Series A, GO, 5.00%, 5/1/34  14,545 16,246
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)  4,500 4,871
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23  515 548
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 1,042
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,605
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 2,018
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 910
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27 (1) 1,950 2,102
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31 (1) 1,220 1,300
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25
(Prerefunded 5/1/22) (3) 4,925 4,981
86,851
Total Investments in Securities 100.0%
(Cost $6,645,696) $ 6,814,603
Other Assets Less Liabilities (0.0)% (968)
Net Assets 100.0% $ 6,813,635
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$132,157 and represents 1.9% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) When-issued security
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Assured Guaranty Municipal Corporation
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Non-income producing
(9) Escrowed to maturity
(10) Insured by AMBAC Assurance Corporation
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Summit Municipal Intermediate Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On January 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F83-054Q1 01/22